Schedule of Investments (unaudited) October 31, 2020	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.3%

Utilities — 0.3%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$1,015	$1,211,372

New Jersey — 124.6%

Corporate — 1.6%
New Jersey Economic Development Authority, RB(a)
Series A, (NPFGC), 5.25%, 07/01/25	535	651,437
Series A, (NPFGC), 5.25%, 07/01/26	1,415	1,778,655
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	2,230	2,312,711
3.50%, 04/01/42	1,675	1,736,573
Series A, AMT, 2.20%, 10/01/39(b)	850	895,696

		7,375,072

County/City/Special District/School District — 8.1%
City of Bayonne New Jersey, Refunding GO, (BAM), 5.00%, 07/01/39	3,340	3,944,807
County of Essex New Jersey, GO, Series B, 3.00%, 09/01/46	1,700	1,752,360
County of Union New Jersey, Refunding GO, 4.00%, 03/01/21(c)	11,425	11,564,614
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/49	575	633,477
Essex County Improvement Authority, Refunding RB
(GTD, NPFGC), 5.50%, 10/01/27	250	329,515
(GTD, NPFGC), 5.50%, 10/01/28	4,840	6,523,933
Ewing Township Board of Education, GO
4.00%, 07/15/38	1,470	1,666,230
4.00%, 07/15/39	1,330	1,503,312
Hudson County Improvement Authority, RB, 4.00%, 10/01/51	2,800	3,230,556
Hudson County Improvement Authority, RB, CAB, Series A-1, (GTD, NPFGC), 0.00%, 12/15/32(d)	1,000	770,620
New Jersey Economic Development Authority, RB(c) 5.00%, 06/15/23	3,065	3,437,551
Series KK, 5.00%, 09/01/22	325	352,801
Township of Irvington NJ, Refunding GO, Series A, (AGM), 5.00%, 07/15/33	1,175	1,333,590
Union County Utilities Authority, Refunding RB, Series A, AMT, (GTD), 5.25%, 12/01/31	650	681,882

		37,725,248

Education — 18.6%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	1,300	1,384,968
Gloucester County Improvement Authority, RB
5.00%, 07/01/44	1,985	2,206,625
Series A, 5.00%, 07/01/31	1,950	2,265,861
Series A, 5.00%, 07/01/32	1,775	2,049,486
Series A, 5.00%, 07/01/33	2,250	2,583,270
Series A, 5.00%, 07/01/34	1,200	1,371,384
New Jersey Economic Development Authority, RB
Series A, 5.00%, 01/01/35	2,000	1,759,900
Series A, 5.00%, 07/01/38	190	207,622
Series A, 5.00%, 07/01/47	795	730,931
Series A, 5.00%, 01/01/48	2,000	1,770,040
Series A, 5.00%, 07/01/50	495	529,690
Series A, 5.25%, 11/01/54(e)	2,235	2,150,316

Security	Par (000)	Value

Education (continued)
New Jersey Economic Development Authority, RB (continued)
Series WW, 5.25%, 06/15/25(c)	$460	$561,646
Series WW, 5.25%, 06/15/40	7,915	8,633,999
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	3,990	4,624,729
(AGM), 5.00%, 06/01/42	810	926,332
New Jersey Educational Facilities Authority, RB
Series A, 5.00%, 07/01/45	1,345	1,546,414
Series C, (AGM), 3.25%, 07/01/49	585	594,594
Series C, (AGM), 4.00%, 07/01/50	495	539,842
New Jersey Educational Facilities Authority, Refunding RB
Series A, (BAM), 5.00%, 07/01/28	1,135	1,357,290
Series A, 5.00%, 07/01/39	15,555	17,284,716
Series A, 5.00%, 07/01/44	3,540	3,891,664
Series A, 4.00%, 07/01/47	1,145	1,173,820
Series D, 5.00%, 07/01/38	500	538,745
Series D, 5.00%, 07/01/43	600	638,652
New Jersey Higher Education Student Assistance Authority, RB
Series 1A, AMT, 4.00%, 12/01/28	575	595,510
Series 1A, AMT, 4.50%, 12/01/28	1,340	1,401,318
Series 1A, AMT, 4.00%, 12/01/29	375	387,334
Series 1A, AMT, 4.50%, 12/01/29	1,685	1,761,145
Series 1A, AMT, 4.63%, 12/01/30	1,650	1,727,781
Series 1A, AMT, 4.00%, 12/01/31	620	634,322
Series 1A, AMT, 4.13%, 12/01/35	375	381,694
Series 1A-1, AMT, 4.00%, 12/01/29	3,155	3,284,197
Series 1A-1, AMT, 4.25%, 12/01/32	1,130	1,174,104
Series 1A-1, AMT, 4.50%, 12/01/36	995	1,036,113
Sub-Series C, AMT, 4.00%, 12/01/48	1,760	1,789,920
New Jersey Higher Education Student Assistance
Authority, Refunding RB 1st Series, AMT, 5.50%, 12/01/26	685	709,907
Series 1, AMT, 5.38%, 12/01/24	570	590,047
New Jersey Institute of Technology, RB, Series A, 5.00%, 07/01/45	7,500	8,482,350
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(c)	1,565	1,747,166

		87,025,444

Health — 13.1%
Camden County Improvement Authority, Refunding RB, 5.00%, 02/15/33	2,000	2,201,800
Middlesex County Improvement Authority, RB, AMT, (AMBAC), 5.50%, 09/01/30	500	501,645
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	675	731,693
5.00%, 01/01/39	675	721,656
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	2,270	2,659,123
4.00%, 07/01/44	2,175	2,430,824
Series A, 5.50%, 07/01/43	7,105	7,826,726
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 11/15/20(c)	1,925	1,928,003
5.50%, 07/01/21(c)	4,055	4,194,898

1

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued) 6.00%, 07/01/21(c)	$4,180	$4,338,088
5.00%, 07/01/25	1,000	1,074,240
5.00%, 07/01/26	3,720	3,995,094
5.00%, 07/01/28	3,000	3,404,910
5.00%, 07/01/29	715	810,495
5.00%, 07/01/34	1,330	1,580,000
5.00%, 07/01/39	1,825	2,136,692
4.00%, 07/01/41	1,600	1,759,024
Series A, 5.00%, 07/01/21(c)	3,640	3,753,022
Series A, 5.63%, 07/01/21(c)	9,310	9,637,429
Series A, 4.00%, 07/01/43	1,865	2,009,668
Series A, 5.00%, 07/01/43	3,080	3,526,076

		61,221,106

Housing — 6.1%
New Jersey Housing & Mortgage Finance Agency, RB, Series A, (AGM), 5.00%, 05/01/27	2,260	2,263,119
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing, Series A, 4.55%, 11/01/43	4,710	4,800,338
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series B, 4.50%, 10/01/21(c)	4,855	5,041,335
New Jersey Housing & Mortgage Finance Agency, Refunding RB
Series 2, AMT, 4.60%, 11/01/38	3,120	3,249,698
Series 2, AMT, 4.75%, 11/01/46	3,795	3,919,400
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, 4.00%, 11/01/48	370	396,274
Series A, 4.10%, 11/01/53	220	235,017
Series D, AMT, 4.25%, 11/01/37	490	529,009
Series D, AMT, 4.35%, 11/01/42	1,000	1,069,990
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	3,755	4,176,123
Series E, 2.25%, 10/01/40	1,690	1,631,104
Series E, 2.40%, 10/01/45	1,300	1,256,957

		28,568,364

State — 46.6%
Casino Reinvestment Development Authority, Inc.,
Refunding RB 5.25%, 11/01/39	11,130	11,386,658
5.25%, 11/01/44	3,755	3,817,784
Garden State Preservation Trust, RB, CAB(d)
Series B, (AGM), 0.00%, 11/01/23	15,725	15,267,245
Series B, (AGM), 0.00%, 11/01/25	10,000	9,373,700
Garden State Preservation Trust, Refunding RB
Series C, (AGM), 5.25%, 11/01/20	5,000	5,000,000
Series C, (AGM), 5.25%, 11/01/21	7,705	8,052,958
New Jersey Economic Development Authority, RB 4.00%, 06/15/49	2,930	3,013,095
Series A, (NPFGC), 5.25%, 07/01/24	1,785	2,012,052
Series A, (NPFGC), 5.25%, 07/01/25	4,465	5,122,471
Series A, (NPFGC), 5.25%, 07/01/26	6,085	7,073,995
Series B, 5.00%, 06/15/43	1,235	1,385,905
Series EEE, 5.00%, 06/15/43	5,395	6,054,215
Series WW, 5.25%, 06/15/33	380	421,196
Series WW, 5.00%, 06/15/34	5,500	6,006,880
Series WW, 5.00%, 06/15/36	3,115	3,384,229

Security	Par (000)	Value

State (continued)
New Jersey Economic Development Authority, RB, CAB, Series A, (NPFGC), 0.00%, 07/01/21(d)	$2,325	$2,290,241
New Jersey Economic Development Authority, Refunding RB
5.00%, 06/15/24	5,000	5,236,700
5.00%, 06/15/26	1,250	1,306,512
5.00%, 06/15/28	2,430	2,532,424
5.00%, 06/15/29	3,195	3,324,973
4.00%, 07/01/46	2,770	3,099,491
Series N-1, (NPFGC), 5.50%, 09/01/27	1,000	1,200,860
Series NN, 5.00%, 03/01/29	5,000	5,329,850
Sub-Series A, 4.00%, 07/01/32	5,000	5,211,800
Sub-Series A, 5.00%, 07/01/33	3,875	4,289,509
Sub-Series A, 4.00%, 07/01/34	7,300	7,557,471
New Jersey Educational Facilities Authority, RB
Series A, 4.00%, 09/01/28	9,705	10,351,353
Series A, 5.00%, 09/01/33	5,370	5,819,308
New Jersey Sports & Exposition Authority, Refunding RB(a)
(NPFGC), 5.50%, 03/01/21	7,430	7,554,750
(NPFGC), 5.50%, 03/01/22	4,200	4,483,794
New Jersey Transportation Trust Fund Authority, RB
Series A, (NPFGC), 5.75%, 06/15/24	1,205	1,382,737
Series A, 5.00%, 06/15/42	5,000	5,170,850
Series AA, 5.00%, 06/15/33	3,000	3,140,220
Series AA, 5.25%, 06/15/33	5,690	6,129,723
Series AA, 5.25%, 06/15/34	1,305	1,441,385
Series AA, 5.00%, 06/15/38	2,340	2,500,852
Series B, 5.00%, 06/15/33	1,340	1,538,950
Series B, 5.25%, 06/15/36	5,160	5,280,073
Series BB, 4.00%, 06/15/50	3,325	3,408,624
Series D, 5.00%, 06/15/32	3,300	3,613,698
New Jersey Transportation Trust Fund Authority, RB, CAB(d)
Series A, 0.00%, 12/15/35	6,000	3,522,540
Series C, (AGM), 0.00%, 12/15/32	8,800	6,278,448
Series C, (AMBAC), 0.00%, 12/15/35	4,160	2,442,294
Series C, (AMBAC), 0.00%, 12/15/36	7,210	4,031,544
New Jersey Transportation Trust Fund Authority, Refunding RB
4.00%, 12/15/39	165	173,808
Series A, 5.00%, 12/15/32	4,285	4,933,663
Series A, 5.00%, 12/15/35	1,095	1,249,045
South Jersey Port Corp., ARB
Series B, AMT, 5.00%, 01/01/42	3,000	3,254,520
Series B, AMT, 5.00%, 01/01/48	1,500	1,597,155

		218,051,548

Tobacco — 5.4%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	3,000	3,456,510
Series A, 5.25%, 06/01/46	1,960	2,292,357
Sub-Series B, 5.00%, 06/01/46	17,315	19,551,232

		25,300,099

Transportation — 18.7%
New Brunswick Parking Authority, Refunding RB, Series B, (AGM, GTD), 3.00%, 09/01/39	2,500	2,554,475
New Jersey Economic Development Authority, RB
AMT, 5.13%, 01/01/34	2,290	2,546,045
AMT, 5.38%, 01/01/43	7,730	8,507,406

2

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB
Series A, 6.00%, 06/15/21(c)	$6,365	$6,590,066
Series A, 5.00%, 06/15/30	2,250	2,576,543
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/31	6,730	7,661,365
New Jersey Turnpike Authority, RB
Series A, 5.00%, 01/01/35	1,440	1,713,686
Series E, 5.00%, 01/01/45	8,000	9,002,720
New Jersey Turnpike Authority, Refunding RB
Series A, (AGM), 5.25%, 01/01/29	4,000	5,254,640
Series A, (AGM, BHAC), 5.25%, 01/01/29	500	656,830
Series A, (AGM), 5.25%, 01/01/30	4,000	5,343,640
Series B, 5.00%, 01/01/34	2,300	2,798,019
Series B, 5.00%, 01/01/40	5,740	6,826,582
Series G, 5.00%, 01/01/36	5,000	6,022,450
Series G, 4.00%, 01/01/43	3,320	3,676,170
Port Authority of New York & New Jersey, ARB
Consolidated, 93rd Series, 6.13%, 06/01/94	1,000	1,163,410
Consolidated, 218th Series, AMT, 4.00%, 11/01/34	1,640	1,862,564
Consolidated, 218th Series, AMT, 4.00%, 11/01/47	2,485	2,726,194
Consolidated, 221st Series, AMT, 4.00%, 07/15/45	2,165	2,392,412
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 206th Series, AMT, 5.00%, 11/15/47	3,475	4,018,594
South Jersey Transportation Authority, RB, Series A, 5.00%, 11/01/45	2,865	3,375,600

		87,269,411

Utilities — 6.4%
Essex County Utilities Authority, Refunding RB, (AGC, GTD), 4.13%, 04/01/22	2,000	2,004,300
Passaic Valley Sewerage Commission, Refunding RB
Series J, (AGM), 3.00%, 12/01/40	1,140	1,214,898
Series J, (AGM), 3.00%, 12/01/41	1,170	1,242,493
Series J, (AGM), 3.00%, 12/01/42	1,190	1,259,686
Series J, (AGM), 3.00%, 12/01/43	1,220	1,287,076
Series J, (AGM), 3.00%, 12/01/44	1,250	1,314,513
Series J, (AGM), 3.00%, 12/01/45	1,275	1,338,164
Rahway Valley Sewerage Authority, RB, CAB(d)
Series A, (NPFGC), 0.00%, 09/01/26	4,100	3,873,639
Series A, (NPFGC), 0.00%, 09/01/28	6,600	5,947,986
Series A, (NPFGC), 0.00%, 09/01/29	9,650	8,446,452
Series A, (NPFGC), 0.00%, 09/01/33	2,350	1,817,654

		29,746,861

Total Municipal Bonds in New Jersey		582,283,153

New York — 5.2%

Transportation — 5.2%
Port Authority of New York & New Jersey, ARB
6.00%, 12/01/42	4,000	4,011,600
Series 6, AMT, (NPFGC), 5.75%, 12/01/25	3,000	3,034,200
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	3,110	3,610,026
Series 178th, AMT, 5.00%, 12/01/33	4,005	4,448,113

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, Refunding RB
Consolidated, 200th Series, 5.00%, 09/01/36	$3,090	$3,815,006
Consolidated, 212th Series, 4.00%, 09/01/37	4,825	5,501,803

Total Municipal Bonds in New York		24,420,748

Pennsylvania — 2.6%

Transportation — 2.6%
Delaware River Port Authority, RB
5.00%, 01/01/29	2,000	2,252,660
5.00%, 01/01/37	8,830	9,798,474

Total Municipal Bonds in Pennsylvania		12,051,134

Puerto Rico — 4.4%

State — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	583	611,182
Series A-1, Restructured, 5.00%, 07/01/58	3,462	3,681,976
Series A-2, Restructured, 4.33%, 07/01/40	11,732	12,076,100
Series A-2, Restructured, 4.78%, 07/01/58	878	921,803
Series B-1, Restructured, 4.75%, 07/01/53	638	669,185
Series B-2, Restructured, 4.78%, 07/01/58	618	648,474
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	7,564	2,175,104

Total Municipal Bonds in Puerto Rico		20,783,824

Total Municipal Bonds — 137.1% (Cost: $595,954,568)		640,750,231

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

New Jersey — 22.3%
Corporate(g) — 5.1%
New Jersey Economic Development Authority, Refunding RB
AMT, 3.00%, 08/01/41	9,749	9,849,635
AMT, 3.00%, 08/01/43	14,021	14,165,767

		24,015,402

County/City/Special District/School District — 6.3%
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	3,120	3,651,866
Union County Utilities Authority, Refunding RB
Series A, 5.00%, 06/15/41	7,573	7,764,996
Series A, AMT, 5.25%, 12/01/31	17,300	18,148,565

		29,565,427

Education — 2.4%
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(c)	10,000	11,163,900

Health — 1.4%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/47	6,133	6,681,845

3

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State — 4.9%
Garden State Preservation Trust, RB, Series A, 5.75%, 11/01/28	$12,460	$15,600,668
New Jersey Economic Development Authority, Refunding RB, Series NN, 5.00%, 03/01/29(g)	6,698	7,140,049

		22,740,717

Transportation — 2.2%
New Jersey Turnpike Authority, RB, Series A, 5.00%, 07/01/22(c)(g)	9,300	10,023,819

Total Municipal Bonds in New Jersey		104,191,110

New York — 2.2%

Transportation — 2.2%
Port Authority of New York & New Jersey, Refunding ARB, AMT, Consolidated, 169th Series, 5.00%, 10/15/41	10,000	10,330,500

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 24.5% (Cost: $108,045,169)		114,521,610

Total Long-Term Investments — 161.6% (Cost: $703,999,737)		755,271,841

	Shares

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	2,120,027	2,120,239

Total Short-Term Securities — 0.4% (Cost: $2,120,086)		2,120,239

Total Investments — 162.0% (Cost: $706,119,823)		757,392,080

Other Assets Less Liabilities — 1.8%		8,230,397

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.2)%		(61,560,941)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (50.6)%		(236,670,790)

Net Assets Applicable to Common Shares — 100.0%		$467,390,746

(a)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between January 1, 2022 to February 1, 2037, is $24,100,690.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$871,428$	1,249,421	(a)	$—	$(398)	$(212)	$2,120,239	2,120,027	$217	$—

(a)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	162	12/21/20	$22,391	$123,806
U.S. Long Treasury Bond	47	12/21/20	8,106	99,999

				$223,805

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$640,750,231	$—	$640,750,231
Municipal Bonds Transferred to Tender Option Bond Trusts	—	114,521,610	—	114,521,610
Short-Term Securities
Money Market Funds	2,120,239	—	—	2,120,239

	$2,120,239	$755,271,841	$—	$757,392,080

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$223,805	$—	$—	$223,805

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$ (61,534,134)	$—	$(61,534,134)
VRDP Shares at Liquidation Value	—	(237,100,000)	—	(237,100,000)

	$—	$ (298,634,134)	$—	$(298,634,134)

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Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BHAC	Berkshire Hathaway Assurance Corp.

CAB	Capital Appreciation Bonds

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

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